S000001147 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended		173 Months Ended	192 Months Ended	309 Months Ended	345 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)		2.01%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.81%	(0.55%)		2.08%
Performance Inception Date										Mar. 31, 2000
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	(0.76%)		1.86%
Performance Inception Date											Mar. 31, 1997
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.85%	(2.04%)		0.51%
Performance Inception Date											Mar. 31, 1997
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.46%	(1.13%) [2]		0.86%	[2]
Performance Inception Date											Mar. 31, 1997
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.43%	(0.88%)		1.74%
Performance Inception Date									Dec. 18, 2009
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.86%	(0.48%)		2.16%
Performance Inception Date								Jul. 31, 2011
Class I-2
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.73%	(0.62%)		0.08%	[3]
Performance Inception Date					Mar. 06, 2020
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025

[1]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]	The “After Taxes on Distributions and Sale of Fund Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[3]	Returns for Class I-2 shares are provided since inception (March 6, 2020).